BlackRock Funds II

BlackRock LifePath® Active Retirement Fund

BlackRock LifePath® Active 2020 Fund

BlackRock LifePath® Active 2025 Fund

BlackRock LifePath® Active 2030 Fund

BlackRock LifePath® Active 2035 Fund

BlackRock LifePath® Active 2040 Fund

BlackRock LifePath® Active 2045 Fund

BlackRock LifePath® Active 2050 Fund

BlackRock LifePath® Active 2055 Fund

(collectively, the “Funds”)

Supplement dated February 27, 2015
to the Funds’ Prospectus and Statement of Additional Information (“SAI”) dated February 27, 2015

The Funds’ Prospectus and SAI references each Fund with its new name, which will take effect on March 31, 2015. Accordingly, until March 31, 2015, all references in the Prospectus and SAI to the names of the Funds are changed as follows:

Fund Name Referenced in Prospectus and SAI	Current Fund Name
BlackRock LifePath® Active Retirement Fund	LifePath® Active Retirement Portfolio
BlackRock LifePath® Active 2020 Fund	LifePath® Active 2020 Portfolio
BlackRock LifePath® Active 2025 Fund	LifePath® Active 2025 Portfolio
BlackRock LifePath® Active 2030 Fund	LifePath® Active 2030 Portfolio
BlackRock LifePath® Active 2035 Fund	LifePath® Active 2035 Portfolio
BlackRock LifePath® Active 2040 Fund	LifePath® Active 2040 Portfolio
BlackRock LifePath® Active 2045 Fund	LifePath® Active 2045 Portfolio
BlackRock LifePath® Active 2050 Fund	LifePath® Active 2050 Portfolio
BlackRock LifePath® Active 2055 Fund	LifePath® Active 2055 Portfolio

Shareholders should retain this Supplement for future reference.

PRSAI-LCPP-0215SUP